PENSION AND OTHER POST-RETIREMENT BENEFIT PLANS	12 Months Ended
Dec. 31, 2017
Retirement Benefits [Abstract]
Pension and Other Post-Retirement Benefit Plans
PENSION AND OTHER POST-RETIREMENT BENEFIT PLANS
We sponsor a number of defined benefit pension plans. The primary plans are The Hershey Company Retirement Plan and The Hershey Company Retirement Plan for Hourly Employees. These are cash balance plans that provide pension benefits for most domestic employees hired prior to January 1, 2007. We also sponsor two post-retirement benefit plans: health care and life insurance. The health care plan is contributory, with participants’ contributions adjusted annually. The life insurance plan is non-contributory.
Obligations and Funded Status
A summary of the changes in benefit obligations, plan assets and funded status of these plans is as follows:

	Pension Benefits		Other Benefits
December 31,	2017	2016	2017	2016
Change in benefit obligation
Projected benefit obligation at beginning of year	$1,118,318	$1,169,424	$242,846	$255,617
Service cost	20,657	23,075	263	299
Interest cost	40,996	41,875	8,837	9,731
Plan amendments	(8,473)	(43,065)	—	—
Actuarial (gain) loss	40,768	15,804	2,207	(2,998)
Settlement	(44,978)	(59,784)	—	—
Currency translation and other	6,749	1,416	889	314
Benefits paid	(56,473)	(30,427)	(18,930)	(20,117)
Projected benefit obligation at end of year	1,117,564	1,118,318	236,112	242,846
Change in plan assets
Fair value of plan assets at beginning of year	1,023,676	1,041,902	—	—
Actual return on plan assets	121,241	49,012	—	—
Employer contributions	37,503	21,580	18,930	20,117
Settlement	(44,978)	(59,784)	—	—
Currency translation and other	5,257	1,393	—	—
Benefits paid	(56,473)	(30,427)	(18,930)	(20,117)
Fair value of plan assets at end of year	1,086,226	1,023,676	—	—
Funded status at end of year	$(31,338)	$(94,642)	$(236,112)	$(242,846)

Amounts recognized in the Consolidated Balance Sheets:
Other assets	$14,988	$39	$—	$—
Accrued liabilities	(6,916)	(28,994)	(20,792)	(22,576)
Other long-term liabilities	(39,410)	(65,687)	(215,320)	(220,270)
Total	$(31,338)	$(94,642)	$(236,112)	$(242,846)

Amounts recognized in Accumulated Other Comprehensive Income (Loss), net of tax:
Actuarial net (loss) gain	$(207,659)	$(243,228)	$8,313	$9,264
Net prior service credit (cost)	30,994	28,360	(1,174)	(1,565)
Net amounts recognized in AOCI	$(176,665)	$(214,868)	$7,139	$7,699

The accumulated benefit obligation for all defined benefit pension plans was $1,077,112 as of December 31, 2017 and $1,081,261 as of December 31, 2016.
Plans with accumulated benefit obligations in excess of plan assets were as follows:

December 31,	2017	2016
Projected benefit obligation	$711,767	$1,118,294
Accumulated benefit obligation	675,660	1,081,254
Fair value of plan assets	665,441	1,023,613

Net Periodic Benefit Cost
The components of net periodic benefit cost were as follows:

	Pension Benefits			Other Benefits
For the years ended December 31,	2017	2016	2015	2017	2016	2015
Amounts recognized in net periodic benefit cost
Service cost	$20,657	$23,075	$28,300	$263	$299	$542
Interest cost	40,996	41,875	44,179	8,837	9,731	10,187
Expected return on plan assets	(57,370)	(58,820)	(68,830)	—	—	—
Amortization of prior service (credit) cost	(5,822)	(1,555)	(1,178)	748	575	611
Amortization of net loss (gain)	33,648	34,940	30,510	(1)	(13)	(57)
Curtailment credit	—	—	(688)	—	—	204
Settlement loss	17,732	22,657	23,067	—	—	—
Total net periodic benefit cost	$49,841	$62,172	$55,360	$9,847	$10,592	$11,487

Change in plan assets and benefit obligations recognized in AOCI, pre-tax
Actuarial net (gain) loss	$(73,768)	$(31,772)	$(21,554)	$2,139	$(3,047)	$(26,270)
Prior service (credit) cost	(2,650)	(41,517)	1,748	(744)	(572)	(834)
Total recognized in other comprehensive (income) loss, pre-tax	$(76,418)	$(73,289)	$(19,806)	$1,395	$(3,619)	$(27,104)
Net amounts recognized in periodic benefit cost and AOCI	$(26,577)	$(11,117)	$35,554	$11,242	$6,973	$(15,617)

Amounts expected to be amortized from AOCI into net periodic benefit cost during 2018 are as follows:

	Pension Plans	Post-Retirement Benefit Plans
Amortization of net actuarial loss	$26,735	$—
Amortization of prior service (credit) cost	$(7,197)	$836

Assumptions
The weighted-average assumptions used in computing the benefit obligations were as follows:

	Pension Benefits		Other Benefits
December 31,	2017	2016	2017	2016
Discount rate	3.4%	3.8%	3.5%	3.8%
Rate of increase in compensation levels	3.8%	3.8%	N/A	N/A
The weighted-average assumptions used in computing net periodic benefit cost were as follows:

	Pension Benefits			Other Benefits
For the years ended December 31,	2017	2016	2015	2017	2016	2015
Discount rate	3.8%	4.0%	3.7%	3.8%	4.0%	3.7%
Expected long-term return on plan assets	5.8%	6.1%	6.3%	N/A	N/A	N/A
Rate of compensation increase	3.8%	3.8%	4.1%	N/A	N/A	N/A

The Company’s discount rate assumption is determined by developing a yield curve based on high quality corporate bonds with maturities matching the plans’ expected benefit payment streams. The plans’ expected cash flows are then discounted by the resulting year-by-year spot rates. We base the asset return assumption on current and expected asset allocations, as well as historical and expected returns on the plan asset categories.

Prior to December 31, 2017, the service and interest cost components of net periodic benefit cost were determined utilizing a single weighted-average discount rate derived from the yield curve used to measure the plan obligations. Beginning in 2018, we have elected to utilize a full yield curve approach in the estimation of service and interest costs by applying the specific spot rates along the yield curve used in the determination of the benefit obligation to the relevant projected cash flows. We made this change to provide a more precise measurement of service and interest costs by improving the correlation between the projected cash flows to the corresponding spot rates along the yield curve. This change does not affect the measurement of our pension and other post-retirement benefit liabilities but generally results in lower benefit expense in periods when the yield curve is upward sloping. Compared to the method used in 2017, we expect this change to result in lower pension and other post-retirement benefit expense of approximately $5,800 in 2018. We are accounting for this change prospectively as a change in accounting estimate that is inseparable from a change in accounting principle.

For purposes of measuring our post-retirement benefit obligation at December 31, 2017, we assumed a 7.0% annual rate of increase in the per capita cost of covered health care benefits for 2018, grading down to 5.0% by 2023. For measurement purposes as of December 31, 2016, we assumed a 7.0% annual rate of increase in the per capita cost of covered health care benefits for 2017, grading down to 5.0% by 2021. Assumed health care cost trend rates could have a significant effect on the amounts reported for the post-retirement health care plans. A one-percentage point change in assumed health care cost trend rates would have the following effects:

Impact of assumed health care cost trend rates	One-Percentage Point Increase	One-Percentage Point Decrease
Effect on total service and interest cost components	$148	$(129)
Effect on accumulated post-retirement benefit obligation	3,133	(2,758)

The valuations and assumptions reflect adoption of the Society of Actuaries updated RP-2014 mortality tables with MP-2017 generational projection scales, which we adopted as of December 31, 2017. Adoption of the updated scale did not have a significant impact on our current pension obligations or net period benefit cost since our primary plans are cash balance plans and most participants take lump-sum settlements upon retirement.
Plan Assets
We broadly diversify our pension plan assets across public equity, fixed income, diversified credit strategies and diversified alternative strategies asset classes. Our target asset allocation for our major domestic pension plans as of December 31, 2017 was as follows:

Asset Class	Target Asset Allocation
Cash	1%
Equity securities	25%
Fixed income securities	49%
Alternative investments, including real estate, listed infrastructure and other	25%

As of December 31, 2017, actual allocations were consistent with the targets and within our allowable ranges. We expect the level of volatility in pension plan asset returns to be in line with the overall volatility of the markets within each asset class.
The following table sets forth by level, within the fair value hierarchy (as defined in Note 6), pension plan assets at their fair values as of December 31, 2017:

	Quoted prices in active markets of identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant other unobservable inputs (Level 3)	Investments Using NAV as a Practical Expedient (1)	Total
Cash and cash equivalents	$1,179	$18,161	$—	$730	$20,070
Equity securities:
Global all-cap (a)	—	—	—	276,825	276,825
Fixed income securities:
U.S. government/agency	—	—	—	239,686	239,686
Corporate bonds (b)	—	33,019	—	162,633	195,652
Collateralized obligations (c)	—	40,350	—	34,538	74,888
International government/corporate bonds (d)	—	—	—	32,447	32,447
Alternative investments:
Global diversified assets (e)	—	—	—	149,030	149,030
Global real estate investment trusts (f)	—	—	—	50,213	50,213
Global infrastructure (g)	—	—	—	47,415	47,415
Total pension plan assets	$1,179	$91,530	$—	$993,517	$1,086,226

The following table sets forth by level, within the fair value hierarchy, pension plan assets at their fair values as of December 31, 2016:

	Quoted prices in active markets of identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant other unobservable inputs (Level 3)	Total
Cash and cash equivalents	$576	$9,540	$—	$10,116
Equity securities:
Global all-cap (a)	20,216	242,214	—	262,430
Fixed income securities:
U.S. government/agency	—	228,648	—	228,648
Corporate bonds (b)	—	199,634	—	199,634
Collateralized obligations (c)	—	50,532	—	50,532
International government/corporate bonds (d)	—	30,928	—	30,928
Alternative investments:
Global diversified assets (e)	—	146,975	—	146,975
Global real estate investment trusts (f)	—	48,000	—	48,000
Global infrastructure (g)	—	46,413	—	46,413
Total pension plan assets	$20,792	$1,002,884	$—	$1,023,676

(1)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy but are included to reconcile to the amounts presented in our Obligations and Funded Status table.

(a)	This category comprises equity funds that primarily track the MSCI World Index or MSCI All Country World Index.
(b)	This category comprises fixed income funds primarily invested in investment grade and high yield bonds.
(c)	This category comprises fixed income funds primarily invested in high quality mortgage-backed securities and other asset-backed obligations.
(d)	This category comprises fixed income funds primarily invested in Canadian and other international bonds.
(e)	This category comprises diversified funds invested across alternative asset classes.
(f)	This category comprises equity funds primarily invested in publicly traded real estate securities.
(g)	This category comprises equity funds primarily invested in publicly traded listed infrastructure securities.

The fair value of the Level 1 assets was based on quoted prices in active markets for the identical assets. The fair value of the Level 2 assets was determined by management based on an assessment of valuations provided by asset management entities and was calculated by aggregating market prices for all underlying securities.
Investment objectives for our domestic plan assets are:

●	To ensure high correlation between the value of plan assets and liabilities;
●	To maintain careful control of the risk level within each asset class; and
●	To focus on a long-term return objective.
We believe that there are no significant concentrations of risk within our plan assets as of December 31, 2017. We comply with the rules and regulations promulgated under the Employee Retirement Income Security Act of 1974 (“ERISA”) and we prohibit investments and investment strategies not allowed by ERISA. We do not permit direct purchases of our Company’s securities or the use of derivatives for the purpose of speculation. We invest the assets of non-domestic plans in compliance with laws and regulations applicable to those plans.
Cash Flows and Plan Termination
Our policy is to fund domestic pension liabilities in accordance with the limits imposed by the ERISA, federal income tax laws and the funding requirements of the Pension Protection Act of 2006. We fund non-domestic pension liabilities in accordance with laws and regulations applicable to those plans.
We made total contributions to the pension plans of $37,503 during 2017. This included contributions totaling $29,201 to fund payouts from the unfunded supplemental retirement plans and $6,461 to complete the termination of the Hershey Company Puerto Rico Hourly Pension Plan, which was approved in 2016 by the Company's Board Compensation and Executive Organization Committee. In 2016, we made total contributions of $21,580 to the pension plans. For 2018, minimum funding requirements for our pension plans are approximately $1,591.
Total benefit payments expected to be paid to plan participants, including pension benefits funded from the plans and other benefits funded from Company assets, are as follows:

	Expected Benefit Payments
	2018	2019	2020	2021	2022	2023-2027
Pension Benefits	$126,392	$78,614	$85,804	$87,159	$107,005	$407,769
Other Benefits	20,773	19,026	17,768	16,863	15,767	69,003

During the third quarter of 2017, cumulative lump sum distributions from our supplemental executive retirement plan exceeded the plan’s anticipated annual service and interest costs, triggering the recognition of non-cash pension settlement charges due to the acceleration of a portion of the accumulated unrecognized actuarial loss. In addition, settlement charges were also triggered in the pension plan benefiting our employees in Puerto Rico as a result of lump sum distributions and the purchase of annuity contracts relating to the termination of this plan.

Multiemployer Pension Plan
During 2016, we exited a facility as part of the 2016 Operational Optimization Program (see Note 7) and no longer participate in the BCTGM Union and Industry Canadian Pension Plan, a trustee-managed multiemployer defined benefit pension plan. Our obligation during the term of the collective bargaining agreement was limited to remitting the required contributions to the plan and contributions made were not significant during 2015 through 2016.
Savings Plans
The Company sponsors several defined contribution plans to provide retirement benefits to employees. Contributions to The Hershey Company 401(k) Plan and similar plans for non-domestic employees are based on a portion of eligible pay up to a defined maximum. All matching contributions were made in cash. Expense associated with the defined contribution plans was $46,154 in 2017, $43,545 in 2016 and $44,285 in 2015.